RESIGNATION OF SOUTH AFRICAN CHIEF FINANCIAL OFFICER (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Mar. 28, 2013	Dec. 31, 2011
Other receivable	$ 78,469	$ 85,473			$ 42,109
Chief Financial Officer [Member]
Other receivable	128,000	85,473			42,109
Misappropriations Of Cash By Cfo			128,000
Amount Recovered From Cfo	50,000	43,000		43,000
Net Repayments Of Misappropriations Of Cash	$ 50,000	$ 42,000